Investments in Associates and Joint Ventures - Summary of analysis of assets and liabilities of significant associates and joint ventures (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Rate	Dec. 31, 2023 USD ($) Rate	Dec. 31, 2022 USD ($) Rate	Dec. 31, 2021 USD ($)
Disclosure of YPF EE [Line Items]
Total non-current assets	$ 22,598	$ 20,601	$ 20,769
Cash and cash equivalents	1,118	1,123	773	$ 611
Total current assets	6,793	4,434	5,143
TOTAL ASSETS	29,391	25,035	25,912
Total non-current liabilities	8,845	11,064	10,577
Total current liabilities	8,676	4,920	4,783
Total liabilities	17,521	15,984	15,360
Total shareholders' equity	11,870	9,051	10,552	$ 8,264
Dividends received	174	276	94
Revenues	19,293	17,311	18,757
Loan interest	(670)	(686)	(668)
Income tax	1,212	(1,020)	(822)
Operating profit	1,480	(1,248)	2,482
Net income	2,393	(1,277)	2,234
Other comprehensive income	424	(221)	82
Total comprehensive income	2,817	(1,498)	2,316
YPF EE [member]
Disclosure of YPF EE [Line Items]
Total non-current assets	2,147	2,102	1,839
Cash and cash equivalents	240	114	94
Other current assets	243	152	178
Total current assets	483	266	272
TOTAL ASSETS	2,630	2,368	2,111
Financial liabilities (excluding items "Accounts payable", "Provisions" and "Other liabilities")	736	720	721
Other non-current liabilities	64	204	97
Total non-current liabilities	800	924	818
Financial liabilities (excluding items "Accounts payable", "Provisions" and "Other liabilities")	291	188	150
Other current liabilities	213	143	110
Total current liabilities	504	331	260
Total liabilities	1,304	1,255	1,078
Total shareholders' equity	1,326	1,113	1,033
Dividends received	$ 36	$ 35	$ 25
Closing exchange rates | Rate	1,030.5	806.95	177.06
Revenues	$ 534	$ 531	$ 486
Interest income	31	42	17
Depreciation and Amortization	(161)	(143)	(107)
Loan interest	(66)	(56)	(68)
Income tax	195	(266)	(11)
Operating profit	120	273	247
Net income	276	(53)	134
Other comprehensive income	292	2,414	585
Total comprehensive income	$ 568	$ 2,361	$ 719
Average exchange rates | Rate	914.67	294.95	130.71